Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 212	$ 204	$ 194	$ 194
Provision for credit losses
Originations	11	8	20	16
Maturities	(9)	(7)	(17)	(17)
Changes in risk, parameters and exposures	37	29	73	48
Write-offs	(22)	(10)	(40)	(21)
Recoveries	3	3	6	5
Exchange rate and other	(2)	(2)	(6)
Balance at end of period	230	225	230	225
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	72	73	70	73
Provision for credit losses
Transfers to Stage 1	7	8	12	18
Transfers to Stage 2	(4)	(4)	(9)	(7)
Transfers to Stage 3		(1)		(1)
Originations	11	8	20	16
Maturities	(4)	(3)	(7)	(7)
Changes in risk, parameters and exposures	(8)	(6)	(13)	(18)
Exchange rate and other		1	1	2
Balance at end of period	74	76	74	76
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	74	73	66	73
Provision for credit losses
Transfers to Stage 1	(7)	(8)	(12)	(18)
Transfers to Stage 2	4	4	9	7
Transfers to Stage 3	(3)	(2)	(5)	(4)
Maturities	(5)	(4)	(10)	(10)
Changes in risk, parameters and exposures	15	15	30	28
Exchange rate and other		1		3
Balance at end of period	78	79	78	79
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	66	58	58	48
Provision for credit losses
Transfers to Stage 3	3	3	5	5
Changes in risk, parameters and exposures	30	20	56	38
Write-offs	(22)	(10)	(40)	(21)
Recoveries	3	3	6	5
Exchange rate and other	(2)	(4)	(7)	(5)
Balance at end of period	$ 78	$ 70	$ 78	$ 70